1933 Act
                                                                    Rule 497(j)




                                       May 19, 1998



VIA EDGAR
---------


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

RE:      PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
         REGISTRATION NO. 333-12989

To the Commission Staff:

         In accordance with Rule 497(j) of the Securities Act of 1933, as amended, the undersigned certifies that the form of Prospectus that would have been filed under Rule 497(b) did not differ from that contained in the most recent registration statement for such registrant, filed electronically on Form S-6 pursuant to Rule 485(b) on April 29, 1998.

         This certification is being filed to correct a typographical error contained in the original filing on May 14, 1998.

                                      Very truly yours,
                                      PHOENIX HOME LIFE MUTUAL INSURANCE
                                      COMPANY


                                      /s/ Edwin L. Kerr
                                      Edwin L. Kerr, Counsel